CAPITAL STOCK (Details Narrative) - USD ($)																																	1 Months Ended	3 Months Ended						5 Months Ended	9 Months Ended	12 Months Ended
	Jun. 27, 2023	Jun. 22, 2023	Jun. 21, 2023	Jun. 08, 2023	Jun. 07, 2023	Jun. 06, 2023	Jun. 01, 2023	May 25, 2023	May 01, 2023	Apr. 26, 2023	Apr. 25, 2023	Apr. 24, 2023	Apr. 01, 2023	Mar. 22, 2023	Mar. 20, 2023	Mar. 01, 2023	Feb. 01, 2023	Jan. 24, 2023	Jan. 06, 2023	Jan. 03, 2023	Jan. 01, 2023	Dec. 21, 2022	Dec. 09, 2022	Nov. 01, 2022	Oct. 14, 2022	Oct. 13, 2022	Oct. 01, 2022	Sep. 15, 2022	Sep. 06, 2022	Aug. 08, 2022	Jun. 23, 2022	Apr. 06, 2022	Mar. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized																																		10,000,000					10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock par value																																		$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized																																		200,000,000					200,000,000	200,000,000	200,000,000	200,000,000
Common stock par value																																		$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued																																		16,789,500					8,000,000	13,365,000	16,789,500	13,365,000
Common stock shares outstanding																																		16,789,500					8,000,000	13,365,000	16,789,500	13,365,000
Shares issued value																																				$ 5,000,000	$ 1,500,500					$ 2,000,000
Share price																														$ 1.00
Warrants term																														5 years
Exercise price																														$ 1.00
Sale of stock, shares																														2,000,000										2,000,000
Warrants issued																																								2,000,000		2,000,000
Fair value of warrants															$ 31,995																											$ 1,438,299
Paid in cash																																		$ 84,750	$ 387,000	700,000	265,000	$ 225,000	$ 800			$ 540,065
Debt instrument periodic payment													$ 31,630			$ 5,000	$ 5,000				$ 5,000
Number of options																																		1,400,000						1,250,000	1,400,000	1,250,000
Number of options granted																																									150,000	1,250,000
Exercise price																																		$ 1.10						$ 1.10	$ 1.10	$ 1.10
Share based compensation																																									$ 197,954	$ 82,267
Fair value of options outstanding																																		$ 640,194						$ 688,984	640,194	$ 688,984
Warrants issued for services																																								210,070		210,070
Fair value of warrant																																										$ 151,821
Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of warrants outstanding																																		$ 581,264						$ 1,438,299	581,264	1,438,299
Service Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																																									$ 27,842	$ 27,842
Share price																																		$ 0.28						$ 0.28	$ 0.28	$ 0.28
Consulting Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																		$ 350,000
Share price																		$ 1.00
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																																				$ 125	$ 150					$ 200
Sale of stock, shares														1,250,000
Shares issued																																				1,250,000	1,500,500					2,000,000
Shares issued in consideration																																		75,000	375,000	700,000	265,000	2,250,000	8,000,000			3,365,000
Paid in cash																																		$ 8	$ 37	$ 70	$ 27	$ 225	$ 800			$ 337
Share price														$ 4.00
Gross proceeds														$ 5,000,000
Exercise price									$ 1.10
Vesting term									3 years																																	3 years
Common Stock [Member] | Twenty Twenty Two Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Number of options									150,000																															1,250,000		1,250,000
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding																																		1,063,000						2,000,000	1,063,000	2,000,000
Outstanding and vested warrants expected term																																									3 years 9 months 29 days	4 years 8 months 26 days
Hammer [Member]
Subsidiary, Sale of Stock [Line Items]
Shares vested									50,000
Annual salary									$ 150,000
Share based compensation arrangement by share-based payment award, description									The Employment Agreement also required the Company to grant Mrs. Hammer a sign-on bonus of (a) 75,000 restricted shares of common stock of the Company, vested in full upon issuance, and (b) options to purchase an additional 150,000 shares of common stock of the Company, under the Company’s 2022 Equity Incentive Plan (the “Plan”), with an exercise price of the greater of (i) $1.10 per share; and (ii) the closing sales price of the Company’s common stock on the Nasdaq Capital Market on the date the Employment Agreement and the grant is approved by the Board (which date was May 1, 2023), and which exercise price was $1.00 per share, with options to purchase 50,000 shares vesting every twelve months that the Employment Agreement is in effect, subject to the terms of the Plan. The options are exercisable for a period of ten years and are documented by a separate option agreement entered into by the Company and Mrs. Hammer.
Exercise price									$ 1.00
Chief Executive Officer [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price																																								$ 1.10		$ 1.10
Chief Executive Officer [Member] | Common Stock [Member] | Twenty Twenty Two Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Number of options granted																																										750,000
Chief Operating Officer [Member] | Common Stock [Member] | Twenty Twenty Two Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Number of options granted																																										500,000
Greentree Financial Group [Member] | Service Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																																									$ 84,750
Share price																																		$ 1.13							$ 1.13
Chartered Services L L C [Member]
Subsidiary, Sale of Stock [Line Items]
Paid in cash																						$ 150,000
Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from investors																														$ 2,000,000
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Share price																																$ 0.10
Shares issued in consideration																																1,000,000
Paid in cash																																$ 100,000
Restricted Stock Units (RSUs) [Member] | Chief Operating Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Share price																																$ 0.10
Shares issued in consideration																																1,000,000
Paid in cash																																$ 100,000
Restricted Stock Units (RSUs) [Member] | Leov Law Firm [Member]
Subsidiary, Sale of Stock [Line Items]
Share price																															$ 0.10
Shares issued in consideration																															250,000
Paid in cash																															$ 25,000
Restricted Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Settlement description																		the Company issued an aggregate of 350,000 shares of common stock to the consultants as follows: (1) Sultan Haroon 150,000 shares of restricted common stock; (2) John Helfrich 25,000 shares of restricted common stock; (3) Justin Baker 25,000 shares of restricted common stock; and (4) Maja Matthews 150,000 shares of restricted common stock. The shares issued to Haroon and Matthews vest at the rate of 50,000 shares upon entry into the agreement, 50,000 shares upon the Company’s successful launch of a new product category, and 50,000 shares upon the Company’s successful launch of a second and additional new product category, in each case prior to the 18-month anniversary of the applicable agreement. The shares issued to Helfrich and Baker vest at the rate of 10,000 shares upon entry into the agreement, 7,500 shares upon the Company’s successful launch of a new product category, and 7,500 shares upon the Company’s successful launch of a second and additional new product category, in each case prior to the 18-month anniversary of the applicable agreement.
Restricted Stock [Member] | Consulting Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																		$ 98,000
Share price																		$ 0.28
Settlement description																		the Company issued an aggregate of 350,000 shares of common stock to the consultants as follows: (1) Sultan Haroon 150,000 shares of restricted common stock; (2) John Helfrich 25,000 shares of restricted common stock; (3) Justin Baker 25,000 shares of restricted common stock; and (4) Maja Matthews 150,000 shares of restricted common stock. The shares issued to Haroon and Matthews vest at the rate of 50,000 shares upon entry into the agreement, 50,000 shares upon the Company’s successful launch of a new product category, and 50,000 shares upon the Company’s successful launch of a second and additional new product category, in each case prior to the 18-month anniversary of the applicable agreement. The shares issued to Helfrich and Baker vest at the rate of 10,000 shares upon entry into the agreement, 7,500 shares upon the Company’s successful launch of a new product category, and 7,500 shares upon the Company’s successful launch of a second and additional new product category, in each case prior to the 18-month anniversary of the applicable agreement.
Restricted Stock [Member] | David Sandler [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																												$ 2,784
Share price																												$ 0.28
Shares issued																												10,000
Restricted Stock [Member] | Hsiaoching Chou [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																												$ 1,392
Share price																												$ 0.28
Shares issued																												5,000
Restricted Stock [Member] | Chief Financial Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																											$ 41,763
Share price																											$ 0.28
Restricted common stock issued																											150,000
Shares vested																								25,000			25,000
Restricted Stock [Member] | Director [Member]
Subsidiary, Sale of Stock [Line Items]
Restricted common stock issued																										75,000
Restricted stock issued net																										225,000
Restricted Stock [Member] | Director [Member] | Twenty Twenty Two Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																									$ 20,881
Share price																									$ 0.28
Restricted Stock [Member] | Joan Arango [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																									$ 7,204
Share price																									$ 0.28
Restricted Stock [Member] | Joan Arango [Member] | Twenty Twenty Two Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Restricted common stock issued																									25,000
Restricted Stock [Member] | Rudman [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																			$ 7,000
Share price																			$ 0.28
Shares issued																			25,000
Compensation expense																			$ 2,000
Restricted Stock [Member] | Rudman [Member] | Advisor Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																			$ 25,000
Share price																			$ 1.00
Shares issued																			25,000
Compensation expense																			$ 2,000
Restricted Stock [Member] | Boon [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																			$ 7,000
Share price																			$ 0.28
Shares issued																			25,000
Restricted Stock [Member] | Boon [Member] | Advisor Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																			$ 25,000
Share price																			$ 1.00
Shares issued																			25,000
Restricted Stock [Member] | Mr Andrew [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value								$ 55,000
Share price								$ 1.10
Restricted Stock [Member] | Mr Andrew [Member] | Twenty Twenty Two Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued								50,000
Restricted Stock [Member] | Major Dodge [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value							$ 22,000
Share price							$ 1.10
Restricted Stock [Member] | Major Dodge [Member] | Twenty Twenty Two Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued							20,000
Restricted Stock [Member] | P H X Global L L C [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																													$ 13,921
Share price																													$ 0.28
Shares issued																													50,000
Restricted Stock [Member] | Ezekiel Elliott [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																													$ 27,842
Share price																													$ 0.28
Shares issued																													100,000
Restricted Stock [Member] | Greentree Financial Group [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued in consideration																																									100,000	100,000
Paid in cash																																									$ 50,000	$ 50,000
Settlement description																																									(a) $12,500 on or before September 30, 2022; (b) $12,500 on or before December 31, 2022; (c) $12,500 or before March 31, 2023; and (d) $12,500 on or before June 30, 2023	(a) $12,500 on or before September 30, 2022; (b) $12,500 on or before December 31, 2022; (c) $12,500 or before March 31, 2023; and (d) $12,500 on or before June 30, 2023
Restricted Stock [Member] | Greentree Financial Group [Member] | Service Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued in consideration																																									75,000
Paid in cash																																									$ 40,000
Settlement description																																									(a) $20,000 on or before September 30, 2023; (b) $20,000 on or before March 31, 2024.
Restricted Stock [Member] | Greentree Financial Group [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued																																									100,000	100,000
Restricted Stock [Member] | White Unicorn L L C [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																								$ 28,816
Share price																								$ 0.28
Shares issued																								100,000
Restricted Stock [Member] | Global Career Networks Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																							$ 28,816
Share price																							$ 0.28
Shares issued																							100,000
Restricted Stock [Member] | Chartered Services L L C [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																						$ 72,039
Share price																						$ 0.28
Settlement description																						with $75,000 payable upon entry into the agreement and $75,000 payable on January 31, 2023) and issued Chartered Services 250,000
Restricted Stock [Member] | Dojo Labs [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																				$ 28,000
Share price																				$ 0.28
Shares issued																				50,000
Cash																				$ 100,000
Restricted Stock [Member] | Dojo Labs [Member] | Consulting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																				$ 100,000
Share price																				$ 1.00
Restricted Stock [Member] | Bethor Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																			$ 70,000
Share price																			$ 0.28
Shares issued																			250,000
Restricted Stock [Member] | Bethor Ltd [Member] | Consulting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																			$ 250,000
Share price																			$ 1.00
Shares issued																			250,000
Restricted Stock [Member] | Street Group L L C [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value							$ 55,000
Share price							$ 1.10
Shares issued							50,000
Debt instrument periodic payment							$ 5,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value																														$ 2,000,000
Private Placement Warrant One [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued						150,000						100,000
Sale of stock price						$ 1.00						$ 1.00
Consideration paid						$ 150,000					$ 100,000	$ 100,000
Private Placement Warrant Two [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued					75,000						100,000
Sale of stock price					$ 1.00						$ 1.00
Consideration paid					$ 75,000
Private Placement Warrant Three [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued				24,500							25,000
Sale of stock price				$ 1.00							$ 1.00
Consideration paid				$ 24,500							$ 25,000
Private Placement Warrant Four [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued			100,000								25,000
Sale of stock price			$ 1.00								$ 1.00
Consideration paid			$ 100,000								$ 25,000
Private Placement Warrant Five [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued		100,000									75,000
Sale of stock price		$ 1.00									$ 1.00
Consideration paid		$ 100,000									$ 75,000
Private Placement Warrant Six [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued		25,000								100,000
Sale of stock price		$ 1.00								$ 1.00
Consideration paid		$ 25,000								$ 100,000
Private Placement Warrant Seven [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued	100,000								25,000
Sale of stock price	$ 1.00								$ 1.00
Consideration paid	$ 100,000								$ 25,000
Private Placement Warrant [Member] | Restricted Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued value									$ 180,000
Shares issued									180,000
Share price									$ 1.00
Consideration paid									$ 300,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Share price																																	$ 4.00			$ 4.00
Shares issued																																	1,250,000
IPO [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price															$ 5.00
Warrants issued															87,500